COMMITMENTS AND CONTINGENCIES (Details) ₽ in Millions, $ in Millions	1 Months Ended						12 Months Ended
	Oct. 31, 2019	Mar. 31, 2019	Jan. 31, 2019	Apr. 30, 2014	Apr. 30, 2011 item	Dec. 31, 2008	Dec. 31, 2019 RUB (₽) ₽ / $	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Dec. 31, 2019 USD ($) ₽ / $
Operating Leases, Maturity
2020							₽ 11,832			$ 150.1
2021							8,535			108.2
2022							1,472			18.7
2023							792			10.0
Total lease payments							₽ 23,598			$ 299.3
Exchange rate of RUB to $1.00 | ₽ / $							61.9057			61.9057
Operating leases that have not yet commenced							₽ 401	$ 5.1
Legal proceedings
Claim amount							2,114	$ 26.8
Purchase commitments
2020							4,933			$ 62.6
2021							2,887			36.6
2022							892			11.3
2023							430			5.5
2024							331			4.2
Thereafter | $										0.0
Environment and Current Economic Situation
Unrecognized tax benefit recorded as liabilities							439			5.6
Liability for potential penalties related to unrecognized tax benefits							108			1.4
Liability for potential interest related to unrecognized tax benefits							65			0.8
Accrued contingencies related to non-income taxes							622			7.9
Estimated contingencies related to non-income taxes including penalties and interest							₽ 7,663			$ 97.2
Percentage of economic growth of the economy							1.30%		2.50%	1.30%
Percentage of budget balance of GDP							1.80%		2.70%	1.80%
VAT rate			20.00%						18.00%
Increase (decrease) in Russian ruble's against US dollar							(12.00%)	(12.00%)
Inflation rate	4.00%	5.30%					3.00%	3.00%	4.30%
Percentage rate of growth in online advertising market							20.00%	20.00%
Unemployment rate							4.50%	4.50%
Maximum
Operating Leases, Maturity
Operating lease not yet commenced, lease term							5 years			5 years
Environment and Current Economic Situation
Percentage of banking rates in Russia							7.75%			7.75%
Minimum
Operating Leases, Maturity
Operating lease not yet commenced, lease term							3 years			3 years
Environment and Current Economic Situation
Percentage of banking rates in Russia							6.25%			6.25%
Moscow headquarters lease
Loss Contingencies [Line Items]
Term of lease				7 years		10 years
Other leases
Loss Contingencies [Line Items]
Number of lease agreements entered into by the entity | item					2